Stockholders' Equity	12 Months Ended
Sep. 26, 2020
Stockholders' Equity [Abstract]
Stockholders' Equity
11.  Stockholders’ Equity

Share Repurchases

In August 2018, the Company announced that its Board authorized a $500 million share repurchase program.  Share repurchases will be made through open market purchases, privately negotiated transactions, Rule 10b5-1 plans, or other transactions in accordance with applicable securities laws and in such amounts at such times as we deem appropriate based upon prevailing market and business conditions and other factors.  The share repurchase program has no expiration date and may be suspended at any time.

No shares were repurchased during fiscal 2020. During fiscal 2019, the Company repurchased approximately 1,512 thousand shares for $72 million, at an average price of $47.64. All share repurchases were immediately retired.  Common stock was reduced by the number of shares retired at $0.01 par value per share. The Company allocates the excess purchase price over par value between additional paid-in capital and retained earnings.

Equity Incentive Plans

In fiscal 2018, the Company amended the 2015 Berry Global Group, Inc. Long-Term Incentive Plan to authorize the issuance of 12.5 million shares, an increase of 5 million shares from the previous authorization.

The Company recognized total share-based compensation expense of $33 million, $27 million, and $23 million for fiscal 2020, 2019, and 2018, respectively.  The intrinsic value of options exercised in fiscal 2020 was $28 million.

Information related to the equity incentive plans as of the fiscal years ended are as follows:

	2020		2019
	Number of Shares (in thousands)	Weighted Average Exercise Price	Number of Shares (in thousands)	Weighted Average Exercise Price
Options outstanding, beginning of period	10,263	$37.82	10,744	$32.40
Options granted	2,562	45.60	2,259	47.66
Options exercised	(1,223)	24.96	(2,476)	22.41
Options forfeited or cancelled	(142)	45.05	(264)	46.07
Options outstanding, end of period	11,460	$40.84	10,263	$37.82

Option price range at end of period	$3.04-54.33		$3.04-54.33
Options exercisable at end of period	5,599		4,720
Options available for grant at period end	2,678		5,099
Weighted average fair value of options granted during period	$14.26		$15.34

The fair value for options granted has been estimated at the date of grant using a Black-Scholes model, generally with the following weighted average assumptions:

	2020	2019	2018
Risk-free interest rate	1.7%	2.5%	2.7%
Dividend yield	0.0%	0.0%	0.0%
Volatility factor	27.2%	26.3%	26.1%
Expected option life	6.5 years	6.5 years	6.5 years

For purposes of the valuation model in fiscal years 2020, 2019, and 2018, the Company used the simplified method due to the lack of historical data upon which to estimate the expected term.

The following table summarizes information about the options outstanding as of fiscal 2020:

Range of Exercise Prices	Number Outstanding (in thousands)	Intrinsic Value of Outstanding (in millions)	Weighted Remaining Contractual Life	Weighted Exercise Price	Number Exercisable (in thousands)	Intrinsic Value of Exercisable (in millions)	Unrecognized Compensation (in millions)	Weighted Recognition Period
$3.04-54.33	11,460	$92	6.8 years	$40.84	5,599	$77	$4	2.1 years